Debt (Details) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	Apr. 01, 2021	Mar. 31, 2021	Dec. 30, 2021	May 31, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024
Debt [Line Items]
Percentage of non-convertible debentures								10.00%		10.00%
Percentage of debenture						7.70%	7.70%	7.70%	7.70%	7.70%	7.70%	7.70%
Outstanding balance						$ 372,645		$ 372,645				$ 372,645
Percentage of Penal interest								1.00%
EMI								$ 9,675
Percentage of interest charge								36.00%
Percentage of overdue amount								15.00%
Penal interest expense						5,157		$ 5,157
Non-convertible debentures issued percentage										14.50%
Interest rate per annum				10.00%	7.70%						9.09%
Coupon rate per annum		14.30%			10.00%
Debentures variable interest rate										The original issue of debentures was at a variable interest rate of MCLR + 2%, with MCLR at the date of signing being 12%.
Exclusive charge of assets purchased										100.00%
Maturity term			28 months
Maturity term starting			Oct. 31, 2021
Repayable of loan monthly instalments										$ 104,712	$ 220,365		$ 127,292	$ 107,397
Troubled debt restructurings	$ 4,211,559										$ 3,162,647
Troubled debt restructurings per share (in Dollars per share)	$ 0.25										$ 0.19
Line of Credit Facility, Maximum Amount Outstanding During Period										5,054,979	$ 9,563,895
Minimum [Member]
Debt [Line Items]
Percentage of Penal interest												2.00%
interest amount	$ 16,299
Maximum [Member]
Debt [Line Items]
Percentage of Penal interest												14.50%
interest amount	$ 232,476
Series A, B and C [Member]
Debt [Line Items]
Interest expense									$ 81,533
7.7% Debenture [Member]
Debt [Line Items]
Interest expense						9,523	15,043	31,609	51,612
Term loans from NBFCs [Member]
Debt [Line Items]
Interest expense						100,243	$ 97,222	294,872	$ 453,927
Interest Expense [Member]
Debt [Line Items]
Interest expense										80,891	268,008
Interest Expense [Member] | Banking [Member]
Debt [Line Items]
Interest expense										2,549	483,876
Interest Expense [Member] | NBFC [Member]
Debt [Line Items]
Interest expense										536,567	1,030,040
Interest Expense [Member] | Debt [Member]
Debt [Line Items]
Interest expense										$ 65,047	$ 85,858
Kotak Mahindra Finance [Member]
Debt [Line Items]
Outstanding balance						$ 73,652		73,652				$ 73,652
Tata Motors Finance Limited [Member]
Debt [Line Items]
EMI								52,427
Orix Leasing and Financial Services India Limited [Member]
Debt [Line Items]
EMI								26,866
Blacksoil Capital Private Limited [Member]
Debt [Line Items]
EMI								$ 14,291